Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Unsecured Bank Loans [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	(2021: 4.25) 4.25
Maturity	(2021: On demand) On demand
Interest-bearing loans and borrowings, current	¥ 10,000	¥ 10,000
Unsecured Bank Loan One [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	(2021: Nil) 5.50
Maturity	(2021: Nil) On demand
Interest-bearing loans and borrowings, current	¥ 10,000
Unsecured Bank Loan Two [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	(2021: Nil) 4.00
Maturity	(2021: Nil) On demand
Interest-bearing loans and borrowings, current	¥ 5,000
Unsecured Other Borrowings [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	(2021: 12)
Maturity	(2021: December 31, 2022)
Unsecured Other Borrowings One [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	12
Maturity	December 31, 2022
Interest-bearing loans and borrowings, current	¥ 20,000	20,000
Unsecured Other Borrowings Two [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	6.85
Maturity	April 20, 2023
Interest-bearing loans and borrowings, current	¥ 11,890	11,493
Unsecured Other Borrowings Three [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	(2021: Nil)
Maturity	(2021: Nil)
Unsecured Other Borrowings Four [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	6.40
Maturity	September 7, 2023
Interest-bearing loans and borrowings, current	¥ 6,666
Class of Financial Instrument Current [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Interest-bearing loans and borrowings, current	¥ 63,556	41,493
Unsecured Other Borrowings Five [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	6.85
Maturity	April 20, 2023
Interest-bearing loans and borrowings, current		6,046
Unsecured Other Borrowings Six [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Effective interest rate	6.40
Maturity	September 7, 2023
Interest-bearing loans and borrowings, current	¥ 1,734
Class of Financial Instrument Non Current [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Interest-bearing loans and borrowings, current	¥ 65,290	¥ 47,539